INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Jun. 30, 2023 USD ($) Vote $ / shares shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of own shares repurchased	2,194,032
Equity Compensation Plan
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Stock options granted under share option agreements | $	4,042,869
Ordinary shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,796,774
Number of shares outstanding	62,796,774
Vote per share | Vote	1
Preference shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0